LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES
NOTE 12:-	LEASES

Disclosures for leases in which the Company acts as lessee:

The Company has entered into leases of buildings and motor vehicles which are used for the Company's operations.

Leases of buildings have lease terms of between 4 and 11 years whereas leases of vehicles have lease terms of 3 years.

Some of the leases entered into by the Company include extension and/or termination options and variable lease payments.

During 2023, the Group reduced the scope of the lease in Germany. In addition, the Group modified the term of the lease in Germany such that the contract will end in 2027 instead of 2029 and the monthly rent decreased. As a result of this the Group recognized a capital gain of $399.

a.	Information on leases:

	Year ended December 31,
	2024	2023	2022

Interest expense on lease liabilities	319	343	361
Expenses relating to short-term leases	-	-	25
Total cash outflow for leases	2,787	2,992	2,808

b.	Lease extension and termination options:

The Company has leases that include extension and termination options. These options provide flexibility in managing the leased assets and align with the Company's business needs.

The Company exercises significant judgement in deciding whether it is reasonably certain that the extension and termination options will be exercised.

The Company generally includes in the lease term the exercise of extension options existing in the lease agreements when it is reasonably certain that the extension option will be exercised. In these leases, the Company usually exercises the extension option to avoid a significant adverse impact to its operating activities in the event that an alternative asset is not available immediately upon termination of the noncancelable lease period.

In leases of motor vehicles, the Company does not include in the lease term the exercise of extension options since the Company does not ordinarily exercise options that extend the lease period beyond 5 years.

Lease terms that include termination options will include the period covered by the termination option when it is reasonably certain that the termination option will not be exercised.

Following are details of potential future undiscounted lease payments for periods covered by extension or termination options that were not included in the measurement of the Company's lease liabilities:

	More than 5 years
	December 31,
	2024	2023
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	2,217	2,479

c.	Disclosures in respect of right-of-use assets:

	Buildings	Motor vehicles	Total
Cost:

Balance as of January 1, 2024	10,432	2,036	12,468
Additions during the year:
New leases	1,105	47	1,152
Adjustments for indexation	115	15	130
Disposals	(683)	(40)	(723)
Currency translation differences	(202)	(27)	(229)

Balance as of December 31, 2024	10,767	2,031	12,798

Accumulated depreciation:

Balance as of January 1, 2024	3,933	1,321	5,254
Additions during the year:
Depreciation and amortization	1,972	350	2,322
Disposals	(522)	(23)	(545)
Currency translation differences	(43)	(17)	(60)

Balance as of December 31, 2024	5,340	1,631	6,971

Depreciated cost at December 31, 2024	5,427	400	5,827

	Buildings	Motor vehicles	Total
Cost:

Balance as of January 1, 2023	15,844	1,449	17,293
Additions during the year:
New leases	663	634	1,297
Adjustments for indexation	145	23	168
Disposals	(6,198)	(52)	(6,250)
Currency translation differences	(22)	(18)	(40)

Balance as of December 31, 2023	10,432	2,036	12,468

Accumulated depreciation:

Balance as of January 1, 2023	5,258	997	6,255
Additions during the year:
Depreciation and amortization	2,214	337	2,551
Disposals	(3,520)	-	(3,520)
Currency translation differences	(19)	(13)	(32)

Balance as of December 31, 2023	3,933	1,321	5,254

Depreciated cost at December 31, 2023	6,499	715	7,214